Document and Entity Information	Jun. 04, 2024
Cover [Abstract]
Entity Registrant Name	TransDigm Group INC
Amendment Flag	false
Entity Central Index Key	0001260221
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-32833
Entity Tax Identification Number	41-2101738
Entity Address, Address Line One	1350 Euclid Avenue
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44115
City Area Code	(216)
Local Phone Number	706-2960
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	TDG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false